Taxes (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	R$ 59,259	R$ 55,582
Realization / reversal	(20,331)	(20,493)
Increase	22,740	24,170
Ending balance, deferred tax assets	61,668	59,259
Beginning balance, deferred tax liabilities	7,970	4,769
Realization / reversal	(2,631)	(708)
Increase	3,198	3,909
Ending balance, deferred tax liabilities	8,537	7,970
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	342	461
Realization / reversal	(234)	(122)
Increase		3
Ending balance, deferred tax assets	108	342
Beginning balance, deferred tax liabilities		1
Realization / reversal		(1)
Ending balance, deferred tax liabilities
Reflected In Income [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	55,806	53,135
Realization / reversal	(19,135)	(19,244)
Increase	22,043	21,915
Ending balance, deferred tax assets	58,714	55,806
Beginning balance, deferred tax liabilities	7,111	4,580
Realization / reversal	(2,300)	(592)
Increase	2,337	3,123
Ending balance, deferred tax liabilities	7,148	7,111
Provision For Expected Loss [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	34,160	28,428
Realization / reversal	(9,142)	(7,622)
Increase	12,640	13,354
Ending balance, deferred tax assets	37,658	34,160
Related To Income Tax And Social Contribution Tax Carryforwards [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	2,496	3,751
Realization / reversal	(547)	(1,518)
Increase	376	263
Ending balance, deferred tax assets	2,325	2,496
Provision For Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	2,635	2,265
Realization / reversal	(2,635)	(2,265)
Increase	2,794	2,635
Ending balance, deferred tax assets	2,794	2,635
Provision For Devaluation Of Securities With Permanent Impairment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	812	998
Realization / reversal	(812)	(595)
Increase	1,006	409
Ending balance, deferred tax assets	1,006	812
Provision [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	5,734	5,848
Realization / reversal	(2,224)	(1,699)
Increase	2,359	1,585
Ending balance, deferred tax assets	5,869	5,734
Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	1,230	1,257
Realization / reversal	(781)	(400)
Increase	778	373
Ending balance, deferred tax assets	1,227	1,230
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	3,010	3,175
Realization / reversal	(1,328)	(1,204)
Increase	1,185	1,039
Ending balance, deferred tax assets	2,867	3,010
Tax And Social Security [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	1,494	1,416
Realization / reversal	(115)	(95)
Increase	396	173
Ending balance, deferred tax assets	1,775	1,494
Legal Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	464	822
Realization / reversal	(207)	(379)
Increase	22	21
Ending balance, deferred tax assets	279	464
Adjustments Of Operations Carried Out On Futures Settlement Market [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	171
Realization / reversal	(171)
Increase		171
Ending balance, deferred tax assets		171
Beginning balance, deferred tax liabilities	42	237
Realization / reversal	(42)	(237)
Increase	416	42
Ending balance, deferred tax liabilities	416	42
Adjustment To Fair Value Of Financial Assets At Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	804	2,726
Realization / reversal	(804)	(2,726)
Increase	755	804
Ending balance, deferred tax assets	755	804
Beginning balance, deferred tax liabilities	1,554	71
Realization / reversal	(1,554)	(71)
Increase	1,450	1,554
Ending balance, deferred tax liabilities	1,450	1,554
Provision Related To Health Insurance Operations [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	400	437
Realization / reversal	(5)	(59)
Increase		22
Ending balance, deferred tax assets	395	400
Other Items Reflected In Income [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	8,130	7,860
Realization / reversal	(2,588)	(2,381)
Increase	2,091	2,651
Ending balance, deferred tax assets	7,633	8,130
Beginning balance, deferred tax liabilities	3,184	1,873
Realization / reversal	(574)	(18)
Increase	215	1,329
Ending balance, deferred tax liabilities	2,825	3,184
Reflected In Stockholder Equity [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	3,453	2,447
Realization / reversal	(1,196)	(1,249)
Increase	697	2,255
Ending balance, deferred tax assets	2,954	3,453
Beginning balance, deferred tax liabilities	859	189
Realization / reversal	(331)	(116)
Increase	861	786
Ending balance, deferred tax liabilities	1,389	859
Adjustment To Fair Value Of Financial Assets At Fair Value Through Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	2,546	1,445
Realization / reversal	(962)	(1,127)
Increase	438	2,228
Ending balance, deferred tax assets	2,022	2,546
Beginning balance, deferred tax liabilities	854	182
Realization / reversal	(331)	(114)
Increase	858	786
Ending balance, deferred tax liabilities	1,381	854
Other Items Reflected In Income Stockholder Equity [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	565	541
Realization / reversal
Increase	259	24
Ending balance, deferred tax assets	824	565
Depreciation In Excess Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	141	137
Realization / reversal	(11)
Increase		4
Ending balance, deferred tax liabilities	130	141
Adjustment Of Escrow Deposits And Provisions [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	1,439	1,422
Realization / reversal	(92)	(156)
Increase	225	173
Ending balance, deferred tax liabilities	1,572	1,439
Post employment benefits [member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	17	6
Realization / reversal	(17)	(6)
Increase	15	17
Ending balance, deferred tax liabilities	15	17
Taxation Of Results Abroad Capital Gains [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	734	834
Realization / reversal	(10)	(104)
Increase	16	4
Ending balance, deferred tax liabilities	740	734
Post Employment Benefits 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	5	6
Realization / reversal		(1)
Increase	3
Ending balance, deferred tax liabilities	R$ 8	5
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Increase